Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of income tax [text block] [Abstract]
Schedule of weighted combination of applicable rates
Tax Exemption Period	Reduced Tax Period	Rate of Reduced Tax	Percent of Foreign Ownership
2/10 years	5/0 years	25%	0-25%
2/10 years	8/0 years	25%	25-49%
2/10 years	8/0 years	20%	49-74%
2/10 years	8/0 years	15%	74-90%
2/10 years	8/0 years	10%	90-100%

Schedule of deferred tax liabilities and assets
	Statements of financial position		Statements of profit or loss
	December 31,		Year ended December 31,
	2021	2020	2021	2020	2019
	U.S Dollars in thousands
Deferred tax liabilities:

Financial assets measured at fair value through other comprehensive income	-	-
Revaluation of derivatives	-	-

Deferred tax assets:

Carryforward tax losses	-	-	-	(1,330)	(726)
Employee benefits	-	-

Deferred tax income (expenses)			-	(1,330)	(726)

Deferred tax assets, net	$-	$-

Schedule of current taxes on income
	Year ended December 31,
	2021	2020	2019
	U.S. Dollars in thousands
Current taxes	$345	$95	$-
Deferred tax expenses (income)	-	1,330	726
Taxes in respect of prior years		-	4

Taxes on income	$345	$ 1,425	$730

Schedule of reconciliation of taxes on profit loss
	Year ended December 31,	Year ended December 31
	2020	2019
	U.S. Dollars in thousands	U.S. Dollars in thousands
Gain before taxes on income	$18,565	$22,981
Statutory tax rate	23%	23%
Tax calculated using the statutory tax rate	4,270	5,286

Increase (decrease) in taxes resulting from permanent differences - the tax effect:

Adjustment of deferred tax balances following a change in tax rates		(356)
Taxable income with preferred income tax rates by virtue of the Encouragement Law	(3,082)	(3,747)
Tax exempt income, income subject to special tax rates and nondeductible expenses and other	(303)	(105)
Difference between measurement basis of income/expenses for tax purposes and measurement basis of income/expenses for financial reporting purposes	441	-
Increase in unrecognized tax losses in the year	-	(352)
Prior year taxes	-	4
Other	99	-

Tax on income	$1,425	$730
Effective tax rate	7.7%	3.2%